SCHEDULE OF LONG-LIVED ASSETS (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Revenues		$ 2,053,466
Lease expense		26,719
Segment net loss		(2,102,016)	(10,823,577)
Consolidated net loss		(5,570,446)	(30,113,504)	(7,446,001)
Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues		2,053,466
Cost of revenues	[1]	1,970,448
Provision for and reversal from warranty liability		82,139
Staff cost		286,360	99,537
Lease expense		26,719	71,714
Depreciation and amortization expense		43,852
Professional fee		945,885	1,746,526
Interest expense (income)		469,577	(34,219)
Earnout shares			9,000,000
Other segment items	[2]	330,502	(59,981)
Segment net loss		(2,102,016)	(10,823,577)
Consolidated net loss		$ (2,102,016)	$ (10,823,577)

[1]	Cost of revenues excludes staff cost, depreciation and amortization expense, and lease expense which are separately listed above.
[2]	Other segment items include selling expenses, remaining general and administration expenses, and other income (expense).